Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of year at Oct. 31, 2021		$ 4,325	$ 14,351	$ 110	$ 25,793				$ 58	$ 137	$ 634	$ (28)	$ 75	$ 193	$ 182
Net income attributable to equity shareholders	$ 6,220				6,220
Net income attributable to non-controlling interests	23														23
Net gains (losses) on equity securities designated at FVOCI													(35)
Net change in debt securities measured at FVOCI														(809)
Net change in foreign currency translation adjustments									1,753
Net change in cash flow hedges	(799)									(799)
Net change in post-employment defined benefit plans	198										198
Net change attributable to changes in credit risk	262											262
Dividends and distributions		112	2,954			$ (171)	$ (2,954)								(8)
Premium on purchase of common shares for cancellation					(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings					45								(45)
Issue of equity		1,400	401
Compensation expense arising from equity-settled share-based awards				24
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(20)
Treasury shares		(2)	3
Redemption of preferred shares		(800)
Other				1	(5)										4
Balance at end of year at Oct. 31, 2022	50,382	4,923	14,726	115	28,823			$ 1,594	1,811	(662)	832	234	(5)	(616)	201
Net income attributable to equity shareholders	4,995				4,995
Net income attributable to non-controlling interests	38														38
Net gains (losses) on equity securities designated at FVOCI													19
Net change in debt securities measured at FVOCI														209
Net change in foreign currency translation adjustments									351
Net change in cash flow hedges	(364)									(364)
Net change in post-employment defined benefit plans	(240)										(240)
Net change attributable to changes in credit risk	(106)											(106)
Dividends and distributions		140	3,149			$ (267)	$ (3,149)								(8)
Issue of equity			1,358
Compensation expense arising from equity-settled share-based awards				13
Exercise of stock options and settlement of other equity-settled share-based awards				(20)
Treasury shares		2	(2)
Other				1											1
Balance at end of year at Oct. 31, 2023	$ 53,213	$ 4,925	$ 16,082	$ 109	$ 30,402			$ 1,463	$ 2,162	$ (1,026)	$ 592	$ 128	$ 14	$ (407)	$ 232